Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable
Notes payable at June 30, 2022 and December 31, 2021, were comprised of the following.

	Interest Rate	June 30, 2022	December 31, 2021
Short term bank credit	4.4%	$1,726,000	$949,000
Other short-term notes payable	3.0%	11,000	12,000

Total notes payable		$1,737,000	$961,000
Less: current portion		(1,737,000)	(961,000)

Notes payable — long-term portion		$—	$—

Notes payable at December 31, 2021 and 2020, were comprised of the following.

	Interest Rate	December 31,
		2021	2020
Short term bank credit	4.4%	$949,000	$1,404,000
Paycheck Protection Program Loans	1.0%	—	447,000
Note payable to Dept. of Economic and Community Development	3.0%	—	197,000
Notes payable to Wells Fargo	3.4%	—	183,000
Other short-term notes payable	3.0%	12,000	167,000

Total notes payable		$961,000	$2,398,000
Less: current portion		(961,000)	(2,201,000)

Notes payable — long-term portion		$—	$197,000